INVESTMENTS (Narrative) (Details) € in Thousands, ₩ in Thousands, $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2023 KRW (₩)	Jun. 30, 2022	Dec. 31, 2022 KRW (₩)	Jun. 30, 2023 USD ($)	Jan. 01, 2023 EUR (€)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments							$ 249			$ 326
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments														$ 50
Ownership interest description				less than 1%		less than 1%
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments													$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments		$ 50
Ownership interest description		less than 1%
Percentage of investment sold	85.00%
Investment sold	$ 756
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments										38	$ 38	$ 38
Committed to invest										100
Justt Fintech Ltd Previously Acrocharge Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments												50
Ownership interest description					less than 1%	less than 1%
Nilus Os Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments											$ 25
Ownership interest description						less than 1%
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments				₩ 0		₩ 33,789	0			27
Ownership interest															50.00%
Investment sold								€ 25	$ 27
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Investments			$ 1,750									$ 1,750
Ownership interest			22.60%
Price paid for shares			$ 22
Price paid for debt			1,728
Receivables stated value			4,146
Allowance for credit losses			$ 2,418
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Carrying value							0
Market value							$ 15			$ 146
Ownership interest description				less than 1%